THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 98.8%
	Alabama — 1.0%
$3,000,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	$3,132,540
	Alaska — 3.1%
1,630,000	Alaska State, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/22	1,815,217
2,745,000	Anchorage, AK, Electric Utility, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/21	2,913,708
4,645,000	Valdez, AK, Marine Terminal Revenue, Revenue Bonds, Refunding, Series B, (SPA : British Petroleum PLC), 5.000% due 1/1/21	4,882,266
		9,611,191
	Arizona — 1.5%
4,015,000	Yuma, AZ, Municipal Property Corp., Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	4,808,244
	Colorado — 1.1%
2,750,000	Colorado State, Certificate of Participation, Series A, 5.000% due 12/15/29	3,509,605
	Connecticut — 0.4%
1,000,000	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/25	1,203,870
	Delaware — 1.0%
2,640,000	Delaware State, DE, General Obligation Unlimited, Refunding, Series B, 5.000% due 7/1/24	3,130,195
	District Of Columbia — 1.0%
2,700,000	District of Columbia, General Obligation Unlimited, Series D, 5.000% due 6/1/25	3,274,479
	Florida — 9.1%
1,025,000	Broward County, FL, School Broward Corporation, Certificate of Participation, Refunding, Series A, 5.000% due 7/1/27	1,252,273
2,820,000	Central, FL, Expressway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	3,436,198
2,180,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1, 5.000% due 6/1/20	2,249,324
2,765,000	Florida State, Department of Environmental Protection, Preservation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/22	3,069,841
491,000	Florida State, Water Pollution Control Financing Corp., Revenue Bonds, Water Pollution Control, Series A, 5.000% due 1/15/20	492,625
2,630,000	Hillsborough County, FL, Industrial Development Authority, Revenue Bonds, Prerefunded 8/15/19 @ 101, 8.000% due 8/15/32	2,662,744
	Lakeland, FL, Energy System Revenue Bonds, Refunding:
3,750,000	5.000% due 10/1/24	4,454,888
2,750,000	5.000% due 10/1/25	3,349,885
3,000,000	Lee County, FL, School Board, Certificate of Participation, Refunding, Series A, 5.000% due 8/1/27	3,494,340
2,025,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/23	2,242,100
1,875,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, Series B (AGMC Insured), 5.000% due 7/1/21	1,941,300
		28,645,518
See Notes to Schedule of Portfolio Investments
1

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Hawaii — 0.9%
$2,700,000	Hawaii State, HI, General Obligation Unlimited, Refunding, Series EA, 5.000% due 12/1/22	$2,943,999
	Illinois — 4.6%
	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B:
2,545,000	5.000% due 1/1/30	2,954,847
2,000,000	5.000% due 1/1/32	2,307,500
4,000,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/25	4,755,760
4,000,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	4,535,320
		14,553,427
	Indiana — 0.8%
2,500,000	Indiana State, Health & Educational Facilities Financing Authority, Revenue Bonds, Series 2006B-3, 1.750% due 11/15/31	2,530,300
	Kansas — 1.4%
	Kansas State, KS, Department of Transportation Highway Revenue, Revenue Bonds, Series C:
1,190,000	5.000% due 9/1/23	1,328,849
2,750,000	5.000% due 9/1/24	3,067,323
		4,396,172
	Kentucky — 0.7%
2,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, 4.000% due 8/1/21	2,054,740
	Louisiana — 1.7%
3,000,000	Louisiana State, General Obligation Unlimited, Series A, 5.000% due 4/1/28	3,737,700
1,550,000	New Orleans, LA, Sewage Service Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/22	1,701,094
		5,438,794
	Maine — 1.1%
	Maine State Municipal Bond Bank, Infrastructure Revenue, Refunding, Series A:
1,175,000	5.000% due 9/1/21	1,267,496
1,985,000	5.000% due 9/1/22	2,214,049
		3,481,545
	Maryland — 5.7%
3,500,000	County of Prince George’s MD, General Obligation Limited, Series A, 4.000% due 7/15/32	4,081,315
4,000,000	Maryland State, General Obligation Unlimited, 5.000% due 8/1/24	4,750,200
3,280,000	Maryland State, General Obligation Unlimited, Series A, 5.000% due 3/15/30	4,171,996
2,500,000	Maryland, MD, Economic Development Corporation, Economic Development Revenue, Revenue Bonds, Series B, 5.375% due 6/1/25	2,586,800
2,000,000	Washington, MD, Suburban Sanitary Commission, General Obligation Unlimited, Public Improvement, 4.000% due 6/1/21	2,105,540
		17,695,851
	Massachusetts — 2.1%
2,000,000	Massachusetts State, General Obligation Limited, Series A, 5.000% due 3/1/23	2,273,620
See Notes to Schedule of Portfolio Investments
2

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Massachusetts — (Continued)
$3,850,000	Massachusetts State, General Obligation Limited, Series C, 5.000% due 5/1/30	$4,354,812
		6,628,432
	Michigan — 4.6%
4,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 5.000% due 5/1/26	4,383,320
1,500,000	Grand Valley, MI, State University, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/26	1,827,930
5,000,000	Michigan Finance Authority, Revenue Bonds, (1M USD LIBOR * 0.67+ 0.54%), 2.058% due 12/1/39[1]	5,007,650
3,100,000	Michigan Finance Authority, Revenue Bonds, Refunding Detroit School District, Series A, (QSBLF Insured), 5.000% due 5/1/21	3,297,997
		14,516,897
	Minnesota — 2.7%
1,190,000	Lake Superior, MN, Independent School District No. 381, General Obligation Unlimited, Refunding, Series A, (School District Credit Program), 5.000% due 10/1/20	1,244,502
2,010,000	Sartell, MN, Independent School District No. 748, General Obligation Unlimited, Series B, (School District Credit Program), 0.000% due 2/1/28[2]	1,663,576
4,800,000	St. Paul, MN, Housing & Redevelopment Authority Health Care Facilities Revenue, Refunding, HealthPartners Obligated Group, Series A, 5.000% due 7/1/28	5,645,184
		8,553,262
	Mississippi — 1.4%
1,000,000	Mississippi Development Bank, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/20	1,024,900
3,160,000	Mississippi State, Development Bank, Special Obligation, Jackson Public School District Project, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/21	3,353,392
		4,378,292
	Missouri — 0.8%
2,000,000	City of Kansas, MO, Sanitary Sewer System Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	2,378,320
	New Mexico — 2.0%
6,300,000	New Mexico State, Municipal Energy Acquisition Authority, Revenue Bonds, Subseries B, (1M USD LIBOR * 0.67+ 0.75%), 2.360% due 11/1/39[1]	6,300,000
	New York — 6.1%
1,000,000	New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series DD-2, 5.000% due 6/15/25	1,163,080
1,650,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 5.000% due 11/1/26	2,066,839
2,275,000	New York City, NY, Transitional Finance Authority, Future Tax Secured, Revenue Bonds, Subseries E-1, 5.000% due 2/1/30	2,761,964
4,100,000	New York State, Dormitory Authority Sales Tax Revenue, Revenue Bonds, 5.000% due 3/15/36	5,037,752
1,150,000	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A, 5.000% due 3/15/23	1,200,922
3,500,000	New York State, Urban Development Corp., Revenue Bonds, Series A, 5.000% due 3/15/36	4,336,150
See Notes to Schedule of Portfolio Investments
3

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — (Continued)
$2,470,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-1, 5.000% due 11/15/21	$2,690,818
		19,257,525
	North Carolina — 4.4%
1,220,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 5.000% due 4/1/23	1,377,026
	Mooresville, NC, Limited Obligation, Revenue Bonds, Refunding:
3,375,000	5.000% due 11/1/22	3,772,170
3,550,000	5.000% due 11/1/23	4,089,778
2,000,000	New Hanover County, NC, Hospital Revenue Bonds, 5.000% due 10/1/19	2,012,500
2,000,000	Raleigh City, North Carolina, Combined Enterprise System Revenue, Refunding, Series B, 5.000% due 12/1/24	2,397,740
		13,649,214
	Ohio — 5.9%
2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A, 5.000% due 4/1/21	2,192,067
3,250,000	Ohio State, General Obligation Unlimited, Series A, 5.000% due 6/15/28	3,683,192
1,400,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/25	1,670,802
2,670,000	Ohio State, Hospital Revenue Bonds, Series A, 5.000% due 1/15/24	2,988,932
1,000,000	Ohio State, Revenue Bonds, Refunding, Series B, 5.000% due 10/1/21	1,083,140
1,360,000	Ohio State, Special Obligation, Revenue Bonds, 5.000% due 10/1/21	1,473,070
4,245,000	Ohio State, Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 5.000% due 6/1/30	5,289,822
		18,381,025
	Oklahoma — 0.8%
2,000,000	Grand River, OK, Dam Authority, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/24	2,352,060
	Oregon — 1.5%
1,970,000	Oregon State, General Obligation Unlimited, Refunding, Series N, 5.000% due 12/1/23	2,148,994
2,000,000	Washington County, OR, Beaverton School District No. 48J, Series D, 5.000% due 6/15/26	2,476,900
		4,625,894
	Pennsylvania — 3.2%
2,500,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-73, 5.000% due 12/1/20	2,628,050
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured State Aid Withholding), 5.000% due 11/1/20	520,985
2,500,000	Pennsylvania State Turnpike Authority, Revenue Bonds, Refunding, 5.000% due 12/1/22	2,791,150
1,500,000	Pennsylvania State, General Obligation Unlimited, Series 2, 5.000% due 9/15/25	1,820,370
2,150,000	Pennsylvania State, General Obligation Unlimited, Series CR (AGMC Insured), 4.000% due 9/15/31	2,414,966
		10,175,521
See Notes to Schedule of Portfolio Investments
4

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Rhode Island — 0.4%
$1,020,000	Rhode Island State, RI, Health and Educational Building Corporation, Public School Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/22	$1,113,228
	South Carolina — 0.4%
1,010,000	Beaufort County, SC, General Obligation Unlimited, Series B, (State Aid Withholding), 5.000% due 5/1/22	1,116,888
	Texas — 12.9%
1,420,000	Alamo, TX, Community College District, General Obligation Limited, 5.000% due 2/15/23	1,504,249
1,065,000	Alamo, TX, Community College District, General Obligation Limited, Refunding, 5.000% due 2/15/24	1,242,322
3,000,000	Dallas, TX, Area Rapid Transit, Sales Tax Revenue, Revenue Bonds, Refunding, 5.000% due 12/1/25	3,662,490
2,500,000	Dallas, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 2/15/22	2,646,350
	Harris County, Texas, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Children’s Hospital Project:
2,850,000	5.000% due 10/1/26	3,439,722
2,000,000	5.000% due 10/1/27	2,404,860
3,000,000	Harris County, Texas, Flood Control District, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/28	3,785,070
	Harris County, Texas, Revenue Bonds, Refunding, Series A:
1,300,000	5.000% due 8/15/24	1,536,353
3,000,000	5.000% due 8/15/25	3,633,750
3,000,000	Plano, TX, Independent School District, General Obligation Unlimited, Refunding, Series B, (PSF Guaranteed), 5.000% due 2/15/21	3,178,680
2,550,000	Texas State, General Obligation Unlimited, Series A, 5.000% due 10/1/26	3,170,593
1,000,000	Texas State, Transportation Commission Highway Fund Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/22	1,121,720
1,165,000	Texas State, TX, A&M University Permanent University Fund, Revenue Bonds, 5.000% due 7/1/22	1,294,863
3,500,000	University of Texas, Revenue Bonds, Series D , 5.000% due 8/15/25	4,262,020
3,090,000	Waco, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/15/23	3,553,716
		40,436,758
	Utah — 0.9%
2,440,000	Nebo, UT, School District, General Obligation Unlimited, Series C, 4.000% due 7/1/23	2,709,474
	Virginia — 4.3%
1,500,000	Fairfax County, VA, General Obligation Unlimited, Refunding, Series C, (State Aid Withholding), 5.000% due 10/1/24	1,791,075
2,800,000	Richmond, VA, Convention Center Authority, Hotel Tax Revenue Bonds, Refunding, 5.000% due 6/15/27	3,337,796
2,450,000	Virginia State, Commonwealth University Health System Authority Revenue, Revenue Bonds, Series B, 5.000% due 7/1/29	3,043,488
4,555,000	Virginia State, Public Building Authority, Public Facilities Revenue, Revenue Bonds, Series A, 4.000% due 8/1/35	5,243,762
		13,416,121
	Washington — 8.0%
4,650,000	Central Puget Sound, WA, Regional Transit Authority, Revenue Bonds, Refunding, Series P-1, 5.000% due 2/1/28	5,080,357
See Notes to Schedule of Portfolio Investments
5

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Washington — (Continued)
$3,695,000	City of Seattle, WA, Municipal Light and Power Revenue, Revenue Bonds, Refunding, 4.000% due 9/1/30	$4,097,349
1,205,000	Grays Harbor County, WA, Public Utility District No. 1, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,416,417
3,600,000	King County, WA, Bellevue School District No. 405, General Obligation Unlimited, 5.000% due 12/1/25	4,175,568
2,240,000	Washington State, Certificate of Participation, Refunding, Series C, (State Aid Intercept), 5.000% due 1/1/20	2,276,042
4,000,000	Washington State, General Obligation Unlimited, Refunding, Series R-2013A, 4.000% due 7/1/28	4,289,560
3,000,000	Washington State, General Obligation Unlimited, Series D, 5.000% due 2/1/26	3,686,850
		25,022,143
	Wisconsin — 1.3%
2,100,000	Wisconsin State, Department of Transportation Revenue, Revenue Bonds, Refunding, Series 2, 5.000% due 7/1/29	2,626,323
15,000	Wisconsin State, General Obligation Unlimited, Series B, Prerefunded 5/1/20 @ 100, 5.000% due 5/1/26	15,428
1,350,000	Wisconsin State, General Obligation Unlimited, Unrefunded, Series 1, 5.000% due 5/1/21	1,441,814
		4,083,565
	TOTAL MUNICIPAL BONDS (Cost $299,024,040)	309,505,089
TOTAL INVESTMENTS (Cost $299,024,040)	98.8%	$309,505,089
OTHER ASSETS IN EXCESS OF LIABILITIES	1.2	3,617,890
NET ASSETS	100.0%	$313,122,979

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of July 31, 2019.
[2]	Zero Coupon Bond.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SPA — Stand-By Purchase Agreement
See Notes to Schedule of Portfolio Investments
6

THE GLENMEDE PORTFOLIOS

Notes to Schedule of Portfolio Investments (Unaudited)
1.  Organization and Significant Accounting Policies
The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of July 31, 2019, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.
Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.
FASB ASC Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Muni Intermediate Portfolio had all long-term investments, with corresponding states at Level 2 at July 31, 2019. For the period ended July 31, 2019, there were no transfers between Level 1 and 2.
Municipal Securities:  The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Portfolio’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Other. In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as
7

THE GLENMEDE PORTFOLIOS

Notes to Schedule of Portfolio Investments (Unaudited) — (Concluded)
this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Subsequent Event
Management has evaluated events or transactions subsequent to July 31, 2019 through the date the schedule of investments was filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure.
8